Long-Term Debt and Other Financial Liabilities, Flagship Cargill Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Installment	Dec. 31, 2022 USD ($)	May 11, 2021 USD ($)
Sale and Leaseback Transaction [Abstract]
Other liabilities, non-current	$ 353	$ 0
Balance outstanding	$ 213,711	235,603
Flagship Cargill Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Face amount			$ 20,500
Term of charter contract	5 years
Implied average interest rate	2.00%
Purchase obligation	$ 10,000
Additional percentage payment for difference between market price and floor price	15.00%
Other liabilities, non-current	$ 353	$ 0
Number of consecutive payment installments | Installment	60
Frequency of periodic payment	monthly
Installment payment	$ 175
Balloon payment	$ 10,000
Maturity date	May 10, 2026
Balance outstanding	$ 15,221